Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
Property, plant and equipment

	December 31,
(Millions of dollars)	Useful Lives (Years)	2011	2010	2009
Land	—	$753	$682	$639
Buildings and land improvements	20-45	5,857	5,174	4,914
Machinery, equipment and other	3-10	14,435	13,414	12,917
Equipment leased to others	1-10	4,285	4,444	4,717
Construction-in-process	—	1,996	1,192	1,034

Total property, plant and equipment, at cost		27,326	24,906	24,221
Less: Accumulated depreciation		(12,931)	(12,367)	(11,835)
Property, plant and equipment—net		$14,395	$12,539	$12,386

Assets recorded under capital leases

	December 31,
(Millions of dollars)	2011	2010	2009
Gross capital leases [2]	$131	$251	$493
Less: Accumulated depreciation	(75)	(134)	(258)
Net capital leases	$56	$117	$235

[1] Included in Property, plant and equipment table above.

[2] Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases
    (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$19	$14	$8	$4	$2	$18

Equipment leased to others

	December 31,
(Millions of dollars)	2011	2010	2009
Equipment leased to others—at original cost	$4,285	$4,444	$4,717
Less: Accumulated depreciation	(1,406)	(1,533)	(1,616)
Equipment leased to others—net	$2,879	$2,911	$3,101

Scheduled minimum rental payments to be received for equipment leased to others
    (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$739	$509	$296	$150	$53	$27